UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21953
                                                     ---------

                          OPPENHEIMER BARING CHINA FUND
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: MAY 31
                                                  ------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--91.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.2%
--------------------------------------------------------------------------------
AUTOMOBILES--1.9%
Dongfeng Motor Group Co. Ltd. 1                          152,000   $     88,914
--------------------------------------------------------------------------------
Geely Automobile Holdings Ltd.                           510,000         64,388
--------------------------------------------------------------------------------
Great Wall Motor Co. Ltd.                                 72,500         96,932
                                                                   -------------
                                                                        250,234
--------------------------------------------------------------------------------
DISTRIBUTORS--2.5%
Lee Kee Holdings Ltd. 1                                   86,000         35,113
--------------------------------------------------------------------------------
Li & Fung Ltd.                                            90,000        287,274
                                                                   -------------
                                                                        322,387
--------------------------------------------------------------------------------
MULTILINE RETAIL--3.2%
Lifestyle International Holdings Ltd.                     62,000        190,452
--------------------------------------------------------------------------------
Parkson Retail Group Ltd.                                 36,000        217,484
                                                                   -------------
                                                                        407,936
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
Bauhaus International Holdings Ltd.                       22,000          5,716
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                      27,000        282,190
                                                                   -------------
                                                                        287,906
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.4%
China Hongxing Sports Ltd.                                59,000        105,722
--------------------------------------------------------------------------------
Ports Design Ltd.                                        115,500        301,574
--------------------------------------------------------------------------------
Prime Success International Group Ltd.                    34,000         35,902
                                                                   -------------
                                                                        443,198
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.9%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
China Huiyuan Juice Group Ltd. 1                           2,500          3,257
--------------------------------------------------------------------------------
Kingway Brewery Holdings Ltd.                             46,000         21,195
--------------------------------------------------------------------------------
Yantai Changyu Pioneer Wine Co. Ltd., B Shares            19,300         90,905
                                                                   -------------
                                                                        115,357
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.0%
Hengan International Group Co. Ltd.                       94,000        258,740
--------------------------------------------------------------------------------
ENERGY--3.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Anhui Tianda Oil Pipe Co. Ltd. 1                          62,000         41,265
--------------------------------------------------------------------------------
OIL & GAS--3.1%
China Shenhua Energy Co. Ltd.                            156,000        394,514
--------------------------------------------------------------------------------
FINANCIALS--27.1%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--11.3%
Bank of Communications Ltd.                              350,000        351,383
--------------------------------------------------------------------------------
China Construction Bank                                  835,000        468,329
--------------------------------------------------------------------------------
China Merchants Bank Co. Ltd. 1                          220,000        445,329
--------------------------------------------------------------------------------
Standard Chartered plc                                     5,500        156,278
--------------------------------------------------------------------------------
Wing Lung Bank Ltd.                                        3,700         38,714
                                                                   -------------
                                                                      1,460,033
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
Hong Kong Exchanges & Clearing Ltd.                       40,000        413,344


                       1 | OPPENHEIMER BARING CHINA FUND

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Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
INSURANCE--0.2%
Pacific Century Insurance Holdings Ltd.                   42,000   $     29,774
--------------------------------------------------------------------------------
REAL ESTATE--0.0%
CapitaRetail China Trust 1                                 2,000          3,819
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--12.4%
China Overseas Land & Investment Ltd.                    420,000        423,602
--------------------------------------------------------------------------------
Great Eagle Holdings Ltd.                                 16,000         56,009
--------------------------------------------------------------------------------
Greentown China Holdings Ltd. 1                           99,000        146,479
--------------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.                        251,600        460,499
--------------------------------------------------------------------------------
Hopson Development Holdings Ltd.                          98,000        227,032
--------------------------------------------------------------------------------
Shimao Property Holdings Ltd. 1                          174,000        280,226
                                                                   -------------
                                                                      1,593,847
--------------------------------------------------------------------------------
HEALTH CARE--0.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
3SBio, Inc., ADS 1                                         3,269         46,289
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Mindray Medical International Ltd., ADR 1                    179          4,607
--------------------------------------------------------------------------------
INDUSTRIALS--20.2%
--------------------------------------------------------------------------------
AIRLINES--3.7%
Air China Ltd.                                           402,000        300,998
--------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                               42,000        104,718
--------------------------------------------------------------------------------
China Southern Airlines Company Ltd. 1                   162,000         72,654
                                                                   -------------
                                                                        478,370
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--6.2%
China Communications Construction Co. Ltd. 1             653,000        807,370
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%
BYD Co. Ltd. 1                                            28,500        115,999
--------------------------------------------------------------------------------
Zhuzhou CSR Times Electric Co. Ltd. 1                     71,000        135,643
                                                                   -------------
                                                                        251,642
--------------------------------------------------------------------------------
MACHINERY--5.9%
China Infrastructure Machinery Holdings Ltd. 1            52,000         79,867
--------------------------------------------------------------------------------
China International Marine Containers (Group) Co.
Ltd., B Shares                                            87,100        187,399
--------------------------------------------------------------------------------
Jingwei Textile Machinery Co. Ltd.                       500,000        318,700
--------------------------------------------------------------------------------
Lung Kee (Bermuda) Holdings Ltd.                          26,000         13,311
--------------------------------------------------------------------------------
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares        49,400         75,137
--------------------------------------------------------------------------------
Weichai Power Co. Ltd.                                    19,000         81,710
                                                                   -------------
                                                                        756,124
--------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Guangshen Railway Co. Ltd.                               220,000        136,316
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--1.4%
Cosco Pacific Ltd.                                        66,000        176,552
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.3%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Foxconn Technology Co. Ltd. 1                              5,000         54,545
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
China Aerospace International Holdings Ltd. 1            694,800        119,591
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                       26,000        177,361


                       2 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Scud Group Ltd. 1                                        152,000   $     61,477
                                                                   -------------
                                                                        358,429
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
Advanced Semiconductor Manufacturing Corp. 1             112,000         14,382
--------------------------------------------------------------------------------
MATERIALS--15.4%
--------------------------------------------------------------------------------
CHEMICALS--0.2%
Xinyi Glass Holding Co. Ltd.                              48,000         22,854
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.4%
Anhui Conch Cement Co. Ltd.                               52,000        146,755
--------------------------------------------------------------------------------
China National Building Material Co. Ltd.                204,000        168,480
                                                                   -------------
                                                                        315,235
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.7%
Lee & Man Paper Manufacturing Ltd.                       146,000        341,969
--------------------------------------------------------------------------------
METALS & MINING--6.9%
Aluminum Corp. of China Ltd.                             204,000        194,007
--------------------------------------------------------------------------------
Angang New Steel Co. Ltd.                                 84,000        132,852
--------------------------------------------------------------------------------
Bengang Steel Plates Co. Ltd., B Shares                   90,700         69,653
--------------------------------------------------------------------------------
Fujian Zijin Mining Industry Co. Ltd.                    362,000        246,078
--------------------------------------------------------------------------------
Hunan Non-Ferrous Metal Corp. Ltd. 1                     374,000        252,969
                                                                   -------------
                                                                        895,559
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--3.2%
Nine Dragons Paper Holdings Ltd.                         199,000        412,620
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
China Communications Services Corp. Ltd. 1               150,000        105,017
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
China Telecom Ltd. (Hong Kong)                            59,000        548,243
--------------------------------------------------------------------------------
UTILITIES--0.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
China Power International Development Ltd. 1             130,000         71,547
                                                                   -------------
Total Common Stocks (Cost $11,753,487)                               11,820,024

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--5.0%
--------------------------------------------------------------------------------
Credit Suisse Ltd. (Hong Kong), Zhongjin Gold
Corp., Equity Linked Nts., Series A, 7.748%,
10/23/09 (Cost $504,582)                             $   151,000        645,374

--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--11.0% 2
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 4.825%, 3/1/07
(Cost $1,421,643)                                      1,421,643      1,421,643
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $13,679,712)             107.4%    13,887,041
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (7.4)      (961,944)

                                                     ---------------------------
NET ASSETS                                                 100.0%  $ 12,925,097
                                                     ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.


                       3 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring


                       4 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                     $ 13,679,712
Federal tax cost of other investments                   343,645
                                                   -------------
Total federal tax cost                             $ 14,023,357
                                                   =============

Gross unrealized appreciation                      $    485,715
Gross unrealized depreciation                          (278,256)
                                                   -------------
Net unrealized appreciation                        $    207,459
                                                   =============


                       5 | OPPENHEIMER BARING CHINA FUND



ITEM 2. CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the
           registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring China Fund

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date:  April 10, 2007

By:   /s/Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: April 10, 2007